Cover Page	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Central Index Key	0001820190
Entity Tax Identification Number	92-1062542
Entity Registrant Name	Scilex Holding Company
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	960 San Antonio Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	650
Local Phone Number	516-4310
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Primary SIC Number	2836
Amendment Description	Scilex Holding Company (the “Company”) filed a shelf registration statement on Form S-3 (No. 333-276245) with the Securities and Exchange Commission (the “SEC”) on December 22, 2022, which registration statement was initially declared effective by the SEC on January 11, 2024 (the “Shelf Registration Statement”). The Shelf Registration Statement registered up to $500,000,000 in aggregate principal amount of common stock, preferred stock, warrants, debt securities, rights and units.The Company also filed a registration statement on Form S-3 (No. 333-280882) with the SEC on July 18, 2024, which registration statement was declared effective by the SEC on July 25, 2024 (the “Resale Registration Statement” and, together with the Shelf Registration Statement, the “Original Registration Statements”).The Company is not currently eligible to use the Original Registration Statements as a result of its failure to timely file its Quarterly Report on Form 10-Q for the period ended September 30, 2024. Accordingly, the Company is filing this Post-Effective Amendment No. 1 to Form S-3 on Form S-1 (this “Post-Effective Amendment No. 1”) (i) pursuant to Rule 429 under the Securities Act of 1933, as amended (the “Securities Act”), to combine the prospectuses included in the Original Registration Statements, (ii) to convert each of the Original Registration Statements into a Registration Statement on Form S-1, (iii) to update the section entitled “Selling Securityholder” contained in the accompanying prospectus to reflect, among other things, earlier sales or dispositions of securities made by the Selling Securityholder, and (iv) to serve as a Section 10(a)(3) update to each of the Original Registration Statements and to make certain other updates to the prospectus that forms a part of this Post-Effective Amendment No. 1. No additional securities are being registered under this Post-Effective Amendment.The Company completed a l-for-35 reverse stock split on April 15, 2025. Unless indicated otherwise, all share and per share information presented in the prospectus forming a part of this Post-Effective Amendment No. 1 reflects the completion of the reverse stock split. The Company’s historical financial statements included in this prospectus do not reflect the reverse stock split.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	960 San Antonio Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	650
Local Phone Number	516-4310
Contact Personnel Name	Jaisim Shah